SEGMENTAL INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 04, 2018	Dec. 31, 2015
Disclosure of operating segments [line items]
Income from ordinary activities from external customers		$ 9,895,456	$ 9,613,907	$ 8,988,340
Other operating income		472,758	549,889	538,748
Depreciation and amortization		(981,646)	(1,001,625)	(960,328)
Result of indexation units		865	(748)	(311)
Income (loss) atributable to owners of the parents		181,935	155,304	69,220
Expenses for income tax		83,782	173,504	163,204
NET INCOME (LOSS)		213,247	200,714	110,670
Assets of segment		17,566,777	18,797,972		$ 5,129
Segment liabilities		13,820,001	14,530,736		$ 377
Property, plant and equipment		9,953,365	10,065,335	10,498,149		$ 10,938,657
Intangibles other than goodwill		1,441,072	1,617,247	1,610,313		$ 1,321,425
Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers		1,186,468	1,119,430	1,110,625
Air Transportation [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	9,887,090	9,159,031	8,587,772
Income from ordinary activities from transactions with other operating segments			454,876	400,568
Other operating income		346,315	308,937	364,551
Interest income		27,181	28,184	27,287
Interest expense		(356,269)	(393,286)	(427,054)
Total net interest expense		(329,088)	(365,102)	(399,767)
Depreciation and amortization		(974,827)	(994,416)	(952,285)
Material non-cash items other than depreciation and amortization		(223,677)	(75,479)	10,069
Disposal of fixed assets and inventory losses		(46,351)	(39,238)	(82,734)
Doubtful accounts		(18,741)	(18,272)	(29,674)
Exchange differences		(157,720)	(18,717)	122,129
Result of indexation units		(865)	748	348
Income (loss) atributable to owners of the parents	[2]	72,333	(3,482)	(83,653)
Participation of the entity in the income of associates
Expenses for income tax		(36,506)	(104,376)	(92,476)
NET INCOME (LOSS)		103,645	41,931	(42,203)
Assets of segment		16,431,182	17,430,937	17,805,749
Segment liabilities		13,394,785	14,007,916	14,469,505
Amount of non-current asset additions		763,878	412,846	1,481,090
Property, plant and equipment		668,786	325,513	1,390,730
Intangibles other than goodwill		95,092	87,333	90,360
Purchase of non-monetary assets of segment		756,913	490,983	782,957
Air Transportation [Member] | Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	8,700,622	8,039,601	7,477,147
Air Transportation [Member] | Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	1,186,468	1,119,430	1,110,625
Coalition And Loyalty Program Multiplus [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	60,020	454,876	400,568
Income from ordinary activities from transactions with other operating segments			67,554	65,969
Other operating income		126,443	240,952	174,197
Interest income		26,072	50,511	58,380
Interest expense
Total net interest expense		26,072	50,511	58,380
Depreciation and amortization		(6,819)	(7,209)	(8,043)
Material non-cash items other than depreciation and amortization		(85)	(145)	(991)
Disposal of fixed assets and inventory losses
Doubtful accounts		(96)	(144)	(476)
Exchange differences		11	(1)	(478)
Result of indexation units				(37)
Income (loss) atributable to owners of the parents	[2]	109,602	158,783	152,873
Participation of the entity in the income of associates
Expenses for income tax		(47,276)	(69,128)	(70,728)
NET INCOME (LOSS)		109,602	158,783	152,873
Assets of segment		1,145,942	1,373,049	1,400,432
Segment liabilities		449,347	563,849	572,065
Amount of non-current asset additions
Property, plant and equipment
Intangibles other than goodwill
Purchase of non-monetary assets of segment
Coalition And Loyalty Program Multiplus [Member] | Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	60,020	454,876	400,568
Coalition And Loyalty Program Multiplus [Member] | Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]
Eliminations [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	(51,654)
Income from ordinary activities from transactions with other operating segments			(522,430)	(466,537)
Other operating income
Interest income				(10,718)
Interest expense				10,718
Total net interest expense
Depreciation and amortization
Material non-cash items other than depreciation and amortization
Disposal of fixed assets and inventory losses
Doubtful accounts
Exchange differences
Result of indexation units
Income (loss) atributable to owners of the parents	[2]
Participation of the entity in the income of associates
Expenses for income tax
NET INCOME (LOSS)
Assets of segment		(10,347)	(6,014)	(7,987)
Segment liabilities		(24,131)	(41,029)	(28,680)
Amount of non-current asset additions
Property, plant and equipment
Intangibles other than goodwill
Purchase of non-monetary assets of segment
Eliminations [Member] | Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	(51,654)
Eliminations [Member] | Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]
Operating Segments [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	9,895,456	9,613,907	8,988,340
Income from ordinary activities from transactions with other operating segments
Other operating income		472,758	549,889	538,748
Interest income		53,253	78,695	74,949
Interest expense		(356,269)	(393,286)	(416,336)
Total net interest expense		(303,016)	(314,591)	(341,387)
Depreciation and amortization		(981,646)	(1,001,625)	(960,328)
Material non-cash items other than depreciation and amortization		(223,762)	(75,624)	9,078
Disposal of fixed assets and inventory losses		(46,351)	(39,238)	(82,734)
Doubtful accounts		(18,837)	(18,416)	(30,150)
Exchange differences		(157,709)	(18,718)	121,651
Result of indexation units		(865)	748	311
Income (loss) atributable to owners of the parents	[2]	181,935	155,301	69,220
Participation of the entity in the income of associates
Expenses for income tax		(83,782)	(173,504)	(163,204)
NET INCOME (LOSS)		213,247	200,714	110,670
Assets of segment		17,566,777	18,797,972	19,198,194
Segment liabilities		13,820,001	14,530,736	15,012,890
Amount of non-current asset additions		763,878	412,846	1,481,090
Property, plant and equipment		668,786	325,513	1,390,730
Intangibles other than goodwill		95,092	87,333	90,360
Purchase of non-monetary assets of segment		756,913	490,983	782,957
Operating Segments [Member] | Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	8,708,988	8,494,477	7,877,715
Operating Segments [Member] | Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	$ 1,186,468	$ 1,119,430	$ 1,110,625

[1]	The Company does not have any interest revenue that should be recognized as income from ordinary activities by interest.
[2]	The result of the Company includes a net result of ThUS$ (10,489) resulting from the application of IAS 21 and IAS 29, for the subsidiaries that are in hyperinflationary economies.